Property and Equipment - Summary of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 266,273	R$ 189,631
Business combination		428
Additions	256,144	92,546
Disposals	(14,745)	(16,332)
Ending Balance	548,607	266,273	R$ 189,631
IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in property plant equipment due to the adoption Of IFRS 16	40,935
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	372,601	243,042
Business combination		584
Additions	381,893	159,047	140,982
Disposals	(24,543)	(30,072)
Ending Balance	770,886	372,601	243,042
Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	40,935
Cost [member] | Right of use assets vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6,346
Right-of-use assets	(1,673)
Ending Balance	10,395
Cost [member] | Right of use assets vehicles [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	5,722
Cost [member] | Right of use assets offices [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	69,856
Right-of-use assets	(178)
Ending Balance	104,891
Cost [member] | Right of use assets offices [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	35,213
Cost [member] | Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	254,961	143,837
Additions	279,818	136,819
Disposals	(21,846)	(25,180)
Transfers		(515)
Ending Balance	512,933	254,961	143,837
Cost [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,354	55,999
Business combination		576
Additions	16,963	18,542
Disposals	(661)	(124)
Transfers		361
Ending Balance	91,656	75,354	55,999
Cost [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,125	18,232
Additions	1,617	466
Disposals		(4,149)
Transfers		6,576
Ending Balance	22,742	21,125	18,232
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,222	12,168
Business combination		2
Additions	2,459	1,587
Disposals	(10)	(50)
Transfers		515
Ending Balance	16,671	14,222	12,168
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,849	5,261
Business combination		6
Additions	3,795	1,633
Disposals	(156)	(245)
Transfers		194
Ending Balance	10,488	6,849	5,261
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90	414
Disposals		(324)
Ending Balance	90	90	414
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,131
Additions	1,039
Disposals	(19)
Transfers		(7,131)
Ending Balance	1,020		7,131
Depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(106,328)	(53,411)
Business combination		(156)
Additions	(125,749)	(66,501)
Disposals	9,798	13,740
Ending Balance	(222,279)	(106,328)	(53,411)
Depreciation and amortization [member] | Right of use assets vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(4,872)
Right-of-use assets	990
Ending Balance	(3,882)
Depreciation and amortization [member] | Right of use assets offices [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(18,343)
Right-of-use assets	44
Ending Balance	(18,299)
Depreciation and amortization [member] | Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(69,744)	(37,757)
Additions	(79,849)	(44,698)
Disposals	8,296	12,290
Transfers		421
Ending Balance	(141,297)	(69,744)	(37,757)
Depreciation and amortization [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,783)	(7,660)
Business combination		(152)
Additions	(14,345)	(13,971)
Disposals	428
Ending Balance	(35,700)	(21,783)	(7,660)
Depreciation and amortization [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,559)	(4,184)
Additions	(4,210)	(4,711)
Disposals		1,336
Ending Balance	(11,769)	(7,559)	(4,184)
Depreciation and amortization [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,844)	(3,059)
Business combination		(1)
Additions	(3,279)	(2,413)
Disposals	9	50
Transfers		(421)
Ending Balance	(9,114)	(5,844)	(3,059)
Depreciation and amortization [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,354)	(691)
Business combination		(3)
Additions	(838)	(690)
Disposals	31	30
Ending Balance	(2,161)	(1,354)	(691)
Depreciation and amortization [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(44)	(60)
Additions	(13)	(18)
Disposals		34
Ending Balance	R$ (57)	R$ (44)	R$ (60)